CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Noncontrolling Interest	Total
Balance at Dec. 31, 2014	$ 4,507	$ 20,949	$ (57,194)	$ (7,321)		$ (39,059)
Balance, shares at Dec. 31, 2014	8,061,698
Insuance of common stock	$ 1,421	318				1,739
Insuance of common stock, shares	2,900,000
Net income (loss)			(4,702)			(4,702)
Translation adjustment				(186)		(186)
Balance at Dec. 31, 2015	$ 5,928	21,267	(61,896)	(7,507)		(42,208)
Balance, shares at Dec. 31, 2015	10,961,698
Insuance of common stock	$ 4,727	1,861				6,588
Insuance of common stock, shares	10,038,302
Non controlling interest in subsidiaries					153	153
Net income (loss)			2,342			2,342
Translation adjustment				(352)		(352)
Balance at Dec. 31, 2016	$ 10,655	23,128	(59,554)	(7,859)	153	$ (33,477)
Balance, shares at Dec. 31, 2016	21,000,000					21,000,000
Net income (loss)			5,820		(50)	$ 5,770
Translation adjustment				945	20	965
Balance at Dec. 31, 2017	$ 10,655	$ 23,128	$ (53,734)	$ (6,914)	$ 123	$ (26,742)
Balance, shares at Dec. 31, 2017	21,000,000					21,000,000